Restatements - Schedule of Error Corrections and Prior Period Adjustments in Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income		$ 14,373	$ (21,000)	$ 28,037	$ (9,138)	$ (12,765)	$ 9,511
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for bad debts					428	1,286	20
Provision for obsolete inventory					281	255	(1,036)
Change in fair value of investments held for trading				(27)		10	168
Depreciation and amortization				6,920	5,246	11,869	8,542
Loss on disposition of assets						232	1,300
Change in value of derivative liability				(19)	(42)	(69)	(25)
Change in value of Earnout Shares liability	[1]						(10,807)
Change in fair value of warrant liability		(6,687)	16,391	(12,598)	11,313	24,901	1,711
Deferred income taxes				(204)	(854)	(119)	(915)
Changes in operating assets and liabilities, net of effects from acquisitions:
Trade Accounts Receivable				(15,087)	(12,894)	(22,376)	(5,002)
Deferred income taxes							466
Inventories				(8,887)	(13,721)	(27,820)	(10,696)
Prepaid expenses							(761)
Other assets				(5,546)	(4,297)	(11,644)	1,852
Trade accounts payable				16,043	12,685	15,734	11,846
Taxes payable						14,006	4,465
Labor liabilities						221	530
Related parties				(4,839)	(2,740)	(8,226)	(19,132)
Advances from customers				373	8,254	6,341	(18,461)
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES				(7,373)	7,247	792	(4,810)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of investments				417	435	1,913	2,343	[2]
Proceeds from sale of property and equipment					34	4,470	3,609
Purchase of investments				(22,765)	(1,148)	(877)	(1,118)	[2]
Acquisition of property and equipment				(5,113)	(15,188)	(14,901)	(24,848)
Restricted cash							3,633
CASH USED IN INVESTING ACTIVITIES				(27,461)	(15,867)	(9,395)	(16,381)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debt				156,200	57,462	112,805	87,109
Proceeds from the sale of common stock							1,000
Proceeds from the exercise of warrants							821
Repayments of debt and capital leases						(102,356)	(77,924)
Merger proceeds held in trust							22,519
CASH PROVIDED BY FINANCING ACTIVITIES				46,207	8,369	10,449	33,525
Effect of exchange rate changes on cash and cash equivalents				(334)	339	720	730
NET INCREASE IN CASH				11,039	88	2,566	13,064
Cash and equivalents - Beginning of period				18,496	15,930	15,930	2,866
Cash and equivalents - End of period		$ 29,535	$ 16,018	29,535	16,018	18,496	15,930
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest				4,063	3,239	6,916	7,451
Taxes				13,677	7,188	13,212	3,101
NON-CASH INVESTING AND FINANCING ACTIVITES:
Assets acquired under capital lease and financial obligations				$ 11,438	20,180	65,319	27,778
Assets acquired with issuance of common stock							4,000
Scenario, Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income							20,318
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for bad debts							20
Provision for obsolete inventory							1,036
Change in fair value of investments held for trading							168
Depreciation and amortization							8,542
Loss on disposition of assets							1,300
Change in value of derivative liability							(25)
Change in value of Earnout Shares liability	[1]
Change in fair value of warrant liability							1,711
Deferred income taxes							(915)
Changes in operating assets and liabilities, net of effects from acquisitions:
Trade Accounts Receivable							(5,002)
Deferred income taxes							466
Inventories							(10,696)
Prepaid expenses							(761)
Other assets							1,852
Trade accounts payable							11,846
Taxes payable							4,465
Labor liabilities							530
Related parties							(19,132)
Advances from customers							(18,461)
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES							(4,810)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of investments	[2]						825
Proceeds from sale of property and equipment							3,609
Purchase of investments	[2]						400
Acquisition of property and equipment							(24,848)
Restricted cash							3,633
CASH USED IN INVESTING ACTIVITIES							(16,381)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debt							87,109
Proceeds from the sale of common stock							1,000
Proceeds from the exercise of warrants							821
Repayments of debt and capital leases							(77,924)
Merger proceeds held in trust							22,519
CASH PROVIDED BY FINANCING ACTIVITIES							33,525
Effect of exchange rate changes on cash and cash equivalents							730
NET INCREASE IN CASH							13,064
Cash and equivalents - Beginning of period					15,930	15,930	2,866
Cash and equivalents - End of period							15,930
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest							7,451
Taxes							3,101
NON-CASH INVESTING AND FINANCING ACTIVITES:
Assets acquired under capital lease and financial obligations							27,778
Assets acquired with issuance of common stock							4,000
Restatement Adjustment [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income							(10,807)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for bad debts
Provision for obsolete inventory
Change in fair value of investments held for trading
Depreciation and amortization
Loss on disposition of assets
Change in value of derivative liability
Change in value of Earnout Shares liability	[1]						10,807
Change in fair value of warrant liability
Deferred income taxes
Changes in operating assets and liabilities, net of effects from acquisitions:
Trade Accounts Receivable
Deferred income taxes
Inventories
Prepaid expenses
Other assets
Trade accounts payable
Taxes payable
Labor liabilities
Related parties
Advances from customers
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of investments	[2]						1,518
Proceeds from sale of property and equipment
Purchase of investments	[2]						(1,518)
Acquisition of property and equipment
Restricted cash
CASH USED IN INVESTING ACTIVITIES
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debt
Proceeds from the sale of common stock
Proceeds from the exercise of warrants
Repayments of debt and capital leases
Merger proceeds held in trust
CASH PROVIDED BY FINANCING ACTIVITIES
Effect of exchange rate changes on cash and cash equivalents
NET INCREASE IN CASH
Cash and equivalents - Beginning of period
Cash and equivalents - End of period
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest
Taxes
NON-CASH INVESTING AND FINANCING ACTIVITES:
Assets acquired under capital lease and financial obligations
Assets acquired with issuance of common stock

[1]	The Company entered into an Agreement and Plan of Reorganization (the "Merger Agreement") as of August 17, 2013. Pursuant to the Merger Agreement, on the closing date of December 20, 2013, the Company issued 3,000,000 Ordinary Shares ("Earnout Shares") to be held in escrow and to be released after the closing based on the Company's achievement of specified share price targets or targets based on Tecnoglass Holding's net earnings before interest income or expense, income taxes, depreciation, amortization and any expenses arising solely from the merger charged to income ("EBITDA") in the fiscal years ending December 31, 2014, 2015 or 2016.
[2]	Cash flow from investing activities - Cash flows from the sale and purchase of investments were being netted within cash flow from investing activites amounting to $1,518. The Company is now presenting the sales and purchases of investments on a gross basis within cash flow from investing activites. This did not result in a change in total cash flow from investing activities in 2014.